Putnam Floating Rate Income Fund
The fund's portfolio
5/31/24 (Unaudited)

SENIOR LOANS (86.8%)(a)(c)
	Principal amount	Value
Advertising and marketing services (0.8%)
Advantage Sales & Marketing, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.818%, 10/28/27	$1,115,602	$1,093,011
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.444%, 8/21/28	722,888	725,150
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.909%, 12/17/26	1,586,611	1,249,631

		3,067,792
Automotive (0.3%)
Wand NewCo 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 1/20/31	1,000,000	1,007,050

		1,007,050
Basic materials (0.5%)
AMG Critical Materials NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.944%, 11/16/28	500,000	499,375
Watlow Electric Manufacturing, Co. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.341%, 3/2/28	1,382,508	1,383,945

		1,883,320
Broadcasting (0.7%)
Univision Communications, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.694%, 3/24/26	1,563,325	1,562,935
Univision Communications, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.825%, 1/31/29	1,000,000	992,500

		2,555,435
Building materials (3.7%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 10/19/27	2,321,026	2,330,240
Chariot Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.679%, 10/22/28	2,932,500	2,932,969
Cornerstone Building Brands, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.671%, 4/12/28	2,851,313	2,804,466
CPG International, LLC bank term loan FRN Ser. B, (CME Term SOFR 6 Month + 2.50%), 7.929%, 4/28/29	2,462,500	2,472,350
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	2,752,519	2,740,821
Park River Holdings, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.814%, 12/28/27	969,983	958,973
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	1,427,000	14,270

		14,254,089
Capital goods (9.8%)
American Trailer World Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.179%, 3/3/28	2,110,850	2,066,205
Barnes Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.829%, 8/30/30	497,500	499,779
Bleriot US Bidco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 9.593%, 10/31/28	496,250	499,972
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.673%, 3/17/30	2,482,795	2,492,106
Chromalloy Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.058%, 3/21/31	750,000	755,393
Clarios Global LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.329%, 5/6/30	2,572,727	2,585,591
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.829%, 9/28/28	498,750	498,541
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.559%, 10/4/28	623,438	624,086
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.321%, 10/4/28	992,405	989,200
DXP Enterprises, Inc./TX bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.164%, 10/6/30	1,492,500	1,499,963
Emerald Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.829%, 5/31/30	997,500	1,003,525
Enviri Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 7.694%, 3/5/28	1,945,000	1,944,183
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.93%, 10/19/28	2,444,849	2,456,316
First Brands Group, LLC bank term loan FRN (CME Term SOFR 6 Month + 8.50%), 14.141%, 3/30/28	2,000,000	1,940,000
GFL Environmental, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.826%, 5/31/27	563,715	566,612
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.685%, 6/15/28	1,786,224	1,788,457
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.571%, 6/1/28	2,089,408	2,093,336
OT Merger Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.564%, 10/15/28	974,206	753,120
Patriot Container Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 3/20/25	478,371	460,007
Pro Mach Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 8/13/28	2,940,838	2,956,189
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.68%, 9/20/28	979,924	981,502
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	1,088,345	1,095,147
TransDigm, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.059%, 8/24/28	1,717,424	1,724,775
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.559%, 2/28/31	598,500	600,595
TRC Cos., Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.194%, 11/17/28	1,994,911	1,999,399
Vertiv Group Corp. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.50%), 7.944%, 3/2/27	2,655,543	2,664,519

		37,538,518
Chemicals (5.5%)
ARC Falcon I, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.75%), 8.134%, 9/22/28	2,000,000	2,000,000
Avient Corp. bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 2.00%), 7.293%, 8/29/29	630,000	632,835
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 7.33%, 12/20/29	346,432	347,676
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 10.314%, 8/18/28	975,000	978,656
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	2,114,654	2,052,547
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.00%), 12.32%, 3/15/30	1,065,000	967,020
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.679%, 10/15/28	615,350	616,507
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.944%, 9/30/28	23,520	23,557
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	744,375	749,958
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	1,472,334	1,481,536
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.321%, 9/21/28	2,457,562	2,466,483
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.83%, 3/16/27	2,099,849	2,108,878
Tronox Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.079%, 8/10/28	998,725	1,002,850
Tronox Finance, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.552%, 4/4/29	978,775	982,817
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	1,973,722	1,946,938
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.321%, 9/22/28	1,974,798	1,979,379
Windsor Holdings III, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.32%, 8/1/30	995,006	1,005,374

		21,343,011
Commercial and consumer services (3.4%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.179%, 5/5/28	1,954,900	1,954,567
Anticimex Global AB bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.819%, 11/16/28 (Sweden)	500,000	503,750
Garda World Security Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.583%, 2/1/29	3,106,699	3,132,329
Grant Thornton, LLP/Chicago bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.57%, 5/30/31	2,000,000	2,013,360
GTCR W Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.309%, 9/21/30	1,333,333	1,336,853
HomeServe USA, Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.32%, 10/13/30	1,000,000	1,001,040
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	3,307,841	3,166,331

		13,108,230
Communication services (3.5%)
Altice France SA/France bank term loan FRN Ser. B14, (CME Term SOFR 1 Month + 5.50%), 10.829%, 8/31/28	1,541,569	1,156,177
Asurion, LLC bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 4.25%), 8.694%, 12/23/26	2,525	2,506
Cogeco Financing 2 LP bank term loan FRN (CME Term SOFR 3 Month + 2.50%), 7.944%, 9/1/28	1,743,086	1,697,330
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.829%, 9/13/29	1,105,000	1,054,170
Crown Subsea Communications Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 10.08%, 1/27/31	1,500,000	1,512,495
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.931%, 4/15/27	1,240,285	976,886
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.694%, 8/2/29	1,895,686	1,898,246
First Opportunity Fund, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 9.086%, 7/20/28	1,950,000	1,950,975
Frontier Communications Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.194%, 10/8/27	2,237,337	2,234,137
Viasat, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 9.829%, 2/24/29	984,962	902,472

		13,385,394
Communications equipment (0.3%)
CommScope, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 8.694%, 2/7/26	1,479,173	1,322,381

		1,322,381
Computers (4.0%)
Adeia, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.00%), 8.32%, 6/8/28	1,385,494	1,386,076
Central Parent, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.577%, 7/6/29	992,500	1,000,112
Condor Merger Sub, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.75%), 8.579%, 2/2/29	3,000,709	2,999,208
ConnectWise, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 9.064%, 9/30/28	977,500	979,533
Ivanti Software, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.814%, 12/1/27	1,950,200	1,700,886
LMI, Inc./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.929%, 9/30/28	1,950,000	1,917,767
Project Sky Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.00%), 11.429%, 10/8/29	2,000,000	1,925,000
RealPage, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.444%, 4/22/28	2,947,103	2,905,844
VS Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.571%, 4/14/31	500,000	503,125

		15,317,551
Construction (3.8%)
Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 7.329%, 5/19/28	498,750	500,516
Core & Main LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.32%, 6/10/28	1,457,531	1,462,997
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.179%, 11/23/27	2,083,823	2,066,027
Janus International Group, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.829%, 7/25/30	1,920,000	1,926,605
MIWD Holdco II, LLC bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 3.50%), 8.829%, 3/20/31	3,015,000	3,035,743
Quikrete Holdings, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.829%, 3/18/31	1,500,625	1,506,072
Smyrna Ready Mix Concrete, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/1/29	1,175,367	1,182,713
Summit Materials, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.799%, 11/30/28	1,000,000	1,006,880
TAMKO Building Products, LLC bank term loan FRN Ser. B , (CME Term SOFR 1 Month + 3.25%), 8.583%, 9/13/30	2,005,455	2,009,627

		14,697,180
Consumer staples (4.5%)
1011778 BC ULC bank term loan FRN Class B5, (CME Term SOFR 1 Month + 2.25%), 7.578%, 9/21/30	333,000	333,127
AIP RD Buyer Corp. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.50%), 9.829%, 12/26/28	500,000	504,375
Aramark Services, Inc. bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 2.00%), 7.329%, 6/24/30	744,375	746,705
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.179%, 11/18/29	1,220,000	1,196,210
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.929%, 11/18/28	1,977,049	1,974,261
Brand Industrial Services, Inc. bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 4.50%), 9.827%, 8/1/30	1,893,000	1,902,863
Fender Muscial Instruments Corp bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.425%, 11/16/28	1,932,968	1,907,994
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	2,477,315	2,485,937
KUEHG Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 4.50%), 9.802%, 6/12/30	498,747	500,687
Naked Juice, LLC bank term loan FRN (CME Term SOFR 3 Month + 6.00%), 11.402%, 1/24/30	500,000	417,970
Naked Juice, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.659%, 1/24/29	1,965,000	1,866,337
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.841%, 12/17/28	1,691,543	1,116,418
Uber Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 2/27/30	788,376	793,303
Upfield USA Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 10.31%, 1/31/28	1,492,500	1,497,172

		17,243,359
Electronics (1.2%)
Mirion Technologies US, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.579%, 10/20/28	1,673,795	1,675,787
Roper Industrial Products Investment Co. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.302%, 11/22/29	990,025	997,034
Vision Solutions, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.841%, 4/24/28	1,841,667	1,827,559

		4,500,380
Energy (3.2%)
BCP Renaissance Parent, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.572%, 10/31/28	1,595,554	1,602,862
ChampionX Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.178%, 5/13/29	987,538	990,935
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.302%, 12/31/30	1,739,606	1,741,416
GIP II Blue Holding LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 9/22/28	2,534,109	2,559,906
GIP Pilot Acquisition Partners LP bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.827%, 10/4/30	1,330,000	1,334,988
Medallion Midland Acquisition LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.83%, 10/18/28	1,965,002	1,975,318
Oryx Midstream Services Permian Basin, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.436%, 10/5/28	1,926,412	1,937,085

		12,142,510
Entertainment (1.5%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.566%, 3/1/28	941,936	944,056
Cedar Fair LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.329%, 4/18/31	2,000,000	2,006,260
Motion Finco SARL bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.50%), 9.071%, 11/30/29	2,000,000	2,002,000
SeaWorld Parks & Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.829%, 8/25/28	1,000,000	998,750

		5,951,066
Financials (4.6%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.82%, 11/6/30	745,590	748,356
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.944%, 3/11/28	1,406,500	1,357,273
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.916%, 3/8/30	2,228,794	2,238,890
AssuredPartners, Inc. bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.50%), 8.829%, 2/14/31	1,000,000	1,007,420
CoreLogic, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.50%), 11.944%, 6/4/29	1,500,000	1,432,500
CoreLogic, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.944%, 4/14/28	977,215	962,557
Cushman & Wakefield US Borrower, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 1/31/30	399,000	401,494
Greystone Select Financial, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.588%, 6/17/28	1,444,615	1,437,392
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.575%, 6/20/30	1,614,952	1,625,175
Jones Deslauriers Insurance Management, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.83%, 3/15/30	997,500	997,709
Osaic Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.329%, 8/16/28	2,670,876	2,691,201
USI, Inc./NY bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.302%, 11/22/29	1,642,918	1,645,201
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 1/20/31	1,000,000	1,004,810

		17,549,978
Forest products and packaging (1.5%)
Asplundh Tree Expert, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 7.071%, 5/8/31	1,000,000	1,001,430
BWAY Holding Co. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/16/27	1,469,158	1,473,036
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	1,972,973	1,793,433
Pregis TopCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.194%, 8/1/26	1,462,500	1,467,984

		5,735,883
Gaming and lottery (4.5%)
Bally's Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.836%, 8/6/28	2,443,750	2,341,162
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.097%, 1/24/31	1,000,000	1,001,560
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.086%, 1/25/30	1,980,000	1,984,118
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 1/27/29	2,952,771	2,960,271
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.559%, 11/18/30	1,995,000	2,001,643
Light & Wonder International, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.07%, 4/16/29	2,462,500	2,471,734
Raptor Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.59%, 11/1/26	1,473,750	1,481,856
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.556%, 4/4/29	2,955,000	2,961,708

		17,204,052
Health care (7.9%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.25%), 8.579%, 1/27/29	2,241,070	2,234,839
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.329%, 9/29/28	600,491	599,741
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.67%, 5/5/27	2,675,999	2,647,740
Charlotte Buyer, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 5.25%), 10.571%, 2/11/28	994,962	1,000,504
CHG Healthcare Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 9/30/28	997,500	1,001,989
Covetrus, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.309%, 10/13/29	987,506	989,797
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 7.329%, 5/6/31	1,285,000	1,281,248
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 7.078%, 8/2/27	1,830,858	1,828,167
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.793%, 4/23/31	2,277,000	2,274,154
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.00%), 7.459%, 11/15/27	2,067,397	2,051,127
Icon Luxembourg SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 7.309%, 7/3/28	253,124	254,565
Icon Luxembourg SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 7.309%, 7/3/28	63,066	63,425
Insulet Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.329%, 5/4/28	1,945,000	1,951,321
Jazz Financing Lux SARL bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.444%, 5/5/28	3,618	3,645
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 10/23/28	2,677,990	2,694,727
Organon & Co. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.821%, 5/14/31	1,085,000	1,093,138
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.679%, 4/5/29	985,000	988,694
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.579%, 2/13/31	2,000,000	2,000,260
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.694%, 8/11/28	2,940,000	2,955,317
Physician Partners, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.564%, 2/1/29	490,000	368,235
Surgery Center Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.821%, 12/5/30	2,000,000	2,008,400

		30,291,033
Household furniture and appliances (1.6%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.836%, 2/25/29	2,947,500	2,928,548
Osmosis Debt Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.329%, 7/30/28	1,965,000	1,972,644
TGP Holdings III, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.679%, 6/24/28	1,499,942	1,430,570

		6,331,762
Leisure (0.3%)
Topgolf Callaway Brands Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.329%, 3/18/30	1,187,500	1,192,594

		1,192,594
Lodging/Tourism (0.5%)
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 8.075%, 10/18/28	1,520,217	1,530,859
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 8.075%, 8/9/27	381,521	383,619

		1,914,478
Metals (0.6%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 8/19/30	995,006	1,002,678
TMS International Corp./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.579%, 3/4/30	1,488,750	1,495,271

		2,497,949
Publishing (1.1%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.538%, 3/18/31	1,700,000	1,707,293
MAV Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.194%, 7/30/28	2,435,050	2,439,823

		4,147,116
Retail (3.2%)
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.562%, 2/20/29	590,850	594,431
Great Outdoors Group, LLC bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.194%, 3/5/28	2,911,643	2,913,011
Johnstone Supply, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 6/7/31	1,000,000	1,001,670
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	1,973,738	1,974,350
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	1,833,457	1,669,271
Petco Health & Wellness Co., Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.821%, 3/4/28	1,876,765	1,694,118
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.179%, 1/29/28	2,528,500	2,517,223

		12,364,074
Semiconductor (0.8%)
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 6 Month + 5.60%), 10.399%, 2/1/30	1,872,500	1,837,391
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.10%), 7.947%, 11/17/28	1,094,430	1,095,798

		2,933,189
Software (5.8%)
AppLovin Corp. bank term loan FRN Ser. B , (CME Term SOFR 1 Month + 2.50%), 7.829%, 10/25/28	1,613,966	1,620,696
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.579%, 12/29/28	2,371,573	2,387,890
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	3,882,827	3,895,757
Epicor Software Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.68%, 7/30/27	1,084,530	1,087,990
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.829%, 12/1/27	2,467,125	2,483,433
HireRight Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.329%, 9/28/30	1,500,000	1,499,625
IGT Holding IV AB bank term loan FRN (CME Term SOFR 3 Month + 3.65%), 8.972%, 3/31/28	2,958,500	2,973,293
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.079%, 10/5/28	2,560,787	2,569,468
Skopima Consilio Parent, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.944%, 5/17/28	997,500	997,500
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.82%, 1/31/31	2,628,645	2,647,361

		22,163,013
Technology services (4.4%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.059%, 10/16/27	2,235,080	2,244,155
Ahead DB Holdings, LLC bank term loan FRN Ser. B , (CME Term SOFR 1 Month + 4.25%), 9.559%, 1/24/31	500,000	502,055
Arches Buyer, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.679%, 12/6/27	2,748,651	2,643,680
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.859%, 1/18/29	1,820,372	1,825,178
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31	575,000	576,438
GoDaddy Operating Co., LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.43%, 8/10/27	1,216,117	1,216,969
Ingram Micro, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.571%, 7/2/28	1,460,000	1,467,300
MH Sub I, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.579%, 5/3/28	2,780,093	2,783,262
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.68%, 6/9/28	1,974,747	1,979,191
Tempo Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 8/31/28	1,345,412	1,347,942
Tenable, Inc. bank term loan FRN (CME Term SOFR 3 Month + 2.75%), 8.194%, 7/7/28	488,750	488,750

		17,074,920
Textiles (0.4%)
Hanesbrands, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 2/14/30	1,489,950	1,489,950

		1,489,950
Transportation (2.1%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	1,836,000	1,905,621
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.775%, 6/4/29	1,500,000	1,496,250
ASP LS Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.50%), 9.23%, 5/7/28	1,000,000	880,560
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.301%, 4/5/31	630,000	631,361
Savage Enterprises, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.329%, 9/18/28	666,666	667,959
Skymiles IP, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.075%, 9/16/27	429,275	441,664
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.071%, 2/17/31	765,000	766,775
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.048%, 2/14/31	1,400,000	1,406,736

		8,196,926
Utilities and power (0.8%)
Calpine Construction Finance Co. LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.579%, 7/20/30	2,014,258	2,015,386
Pacific Gas & Electric Co. bank term loan FRN (CME Term SOFR 3 Month + 2.50%), 7.829%, 6/23/27	500,000	501,720
Talen Energy Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.827%, 5/17/30	301,929	305,075
Talen Energy Supply, LLC bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 3.50%), 8.827%, 5/17/30	198,071	200,135

		3,022,316

Total senior loans (cost $335,626,187)		$333,426,499

CORPORATE BONDS AND NOTES (4.5%)(a)
	Principal amount	Value
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27	$940,000	$898,717
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	900,000	920,060
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	400,000	402,655
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	500,000	475,592
Calpine Corp. 144A sr. unsec. notes 5.125%, 3/15/28	1,000,000	952,956
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	1,000,000	939,012
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	900,000	936,000
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	1,180,000	1,217,391
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32	220,000	221,444
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,000,000	993,691
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	900,000	925,618
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	1,000,000	933,657
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	1,000,000	960,312
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	1,000,000	994,181
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28	1,000,000	965,327
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	721,000	699,140
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	1,000,000	974,396
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	1,000,000	1,020,037
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	1,000,000	984,915
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,000,000	1,021,995

Total corporate bonds and notes (cost $17,259,420)		$17,437,096

SHORT-TERM INVESTMENTS (9.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.46%(AFF)	35,719,733	$35,719,733

Total short-term investments (cost $35,719,733)		$35,719,733
TOTAL INVESTMENTS

Total investments (cost $388,605,340)		$386,583,328

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 42 Index	B+/P	$(614,709)	$9,000,000	$609,300	6/20/29	500 bp — Quarterly	$68,341

	Total		$(614,709)					$68,341
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2024 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $384,139,790.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$33,496,135	$30,871,253	$28,647,655	$506,169	$35,719,733

	Total Short-term investments	$33,496,135	$30,871,253	$28,647,655	$506,169	$35,719,733
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $732,903 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$17,437,096	$—
Senior loans	—	333,426,499	—
Short-term investments	—	35,719,733	—

Totals by level	$—	$386,583,328	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$683,050	$—

Totals by level	$—	$683,050	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$9,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com